Supplement dated March 14, 2011 to the Prospectus for
policies issued by Pacific Life Insurance Company

Terms used in this supplement are defined in the prospectuses unless otherwise defined herein. “We,” “us” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Policy Owner. This supplement must be preceded or accompanied by the applicable prospectus, as supplemented.

The purpose of this supplement is to inform you of a new Fixed Option interest sweep service, new Variable Investment Options and the discontinuation of the Portfolio Optimization Service.

The Your Investment Options section is amended as follows:

The Transfer Services subsection is amended to include the following:

We offer four services that allow you to make transfers of Accumulated Value or interest earnings from one Investment Option to another. Under the dollar cost averaging and portfolio rebalancing services, you can transfer among the Variable Investment Options. Under the first year transfer service, you can make transfers from the Fixed Account to the Fixed LT Account and the Variable Investment Options. Under the Fixed Option interest sweep service, you can transfer interest earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options.

We may restrict the number of transfer services in which you can participate at any time. We have the right to discontinue, modify or suspend any of these transfer services at any time.

Detailed information regarding each transfer service appears in the SAI.

The following transfer service is added:

Fixed Option interest sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your Fixed Account or Fixed LT Account to the Variable Investment Options. At the time you complete the election form for the Fixed Option interest sweep service, you will select either the Fixed Account or the Fixed LT Account as the account from which you want to transfer interest earnings. You will also select the Variable Investment Options to which you wish to transfer the interest earnings. Interest earnings subject to transfer under the Fixed Option interest sweep service will begin to accrue on the Policy’s first monthly anniversary following your enrollment in the service. Each transfer must be at least $50. If the fixed account option you selected on the election form does not have interest earnings of at least $50, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50. Amounts transferred under the Fixed Option interest sweep service do not count against the Fixed Option transfer limitations or Investment Option transfer restrictions.

We do not charge for the Fixed Option interest sweep service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

Effective May 1, 2011, the following Variable Investment Options will be available:

PORTFOLIO
PACIFIC SELECT FUND*	INVESTMENT GOAL	MANAGER
Portfolio Optimization Conservative	Current income and preservation of capital.	Pacific Life Fund Advisors LLC

Portfolio Optimization Moderate-Conservative	Current income and moderate growth of capital.	Pacific Life Fund Advisors LLC

Portfolio Optimization Moderate	Long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC

Portfolio Optimization Growth	Moderately high, long-term capital appreciation with low current income.	Pacific Life Fund Advisors LLC

PORTFOLIO
PACIFIC SELECT FUND*	INVESTMENT GOAL	MANAGER
Portfolio Optimization Aggressive-Growth	High, long-term capital appreciation.	Pacific Life Fund Advisors LLC

Inflation Protected	Maximize total return consistent with prudent investment management.	Western Asset Management Company

*	For more complete information on these Pacific Select Fund Portfolios, including a discussion of the portfolios’ investment techniques, risks associated with its investments, charges and expenses, see the preliminary prospectus. No assurance can be given that a portfolio will achieve its investment objective. You should read the preliminary prospectus carefully. The information in the preliminary prospectus for a portfolio is not complete and may be changed. A registration statement for the shares of each portfolio was filed with the SEC, and those shares may not be sold until that registration statement is effective. The preliminary prospectus is not an offer to sell the shares of a portfolio.

PIMCO VARIABLE		PORTFOLIO
INSURANCE TRUST	INVESTMENT GOAL	MANAGER
PIMCO Global Multi-Asset Portfolio—Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index, 40% Barclays Capital U.S. Aggregate Index.	Pacific Investment Management Company, LLC

Portfolio Optimization Service Discontinuation

On June 24, 2011 (the scheduled “Transfer Date”), your Accumulated Value allocated using one of the existing Portfolio Optimization Models will be transferred to a corresponding Portfolio Optimization Investment Option (the “Transfer”) and upon Transfer completion, the Portfolio Optimization Service will be discontinued. In anticipation of the Transfer, Pacific Life Fund Advisors LLC (“PLFA”) will not conduct its customary annual update of the Model’s asset allocations. Effective May 1, 2011, we will no longer accept new Portfolio Optimization Service participants. You do not need to take any action, the Transfer will occur automatically and is summarized as follows:

Existing Portfolio Optimization Model	Corresponding Portfolio Optimization Investment Option

Model A	Portfolio Optimization Conservative
Model B	Portfolio Optimization Moderate-Conservative
Model C	Portfolio Optimization Moderate
Model D	Portfolio Optimization Growth
Model E	Portfolio Optimization Aggressive-Growth

Upon Transfer completion, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates one of the Portfolio Optimization Models (A through E) will be deemed an instruction for the corresponding Portfolio Optimization Investment Option as outlined above. This includes, but is not limited to, instructions for premium payment allocations, policy loan repayments, policy loans, partial withdrawals and transfer instructions (including instructions under any automatic transfer service). Work with your insurance professional to determine if your existing allocation instructions should be changed before or after the Transfer Date.

On the Transfer Date, the Transfer will not count towards the transfer limitations described in your prospectus. After the transfer, the Portfolio Optimization Service will cease to exist along with any periodic rebalancing instructions under the Portfolio Optimization Service and PLFA’s investment advisory role to you as an individual will end.

If you do not want your Accumulated Value to be transferred to the corresponding Portfolio Optimization Investment Option on the Transfer Date, you must notify us before 1:00 p.m. Pacific Time on June 23, 2011. If you opt out, any Investment Option into which you make your transfer will be subject to the transfer limitations described in your prospectus.

Supplement dated March 14, 2011 to the Statement of Additional Information for
policies issued by Pacific Life Insurance Company

Terms used in this supplement are defined in the prospectuses unless otherwise defined herein. “We,” “us” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Policy Owner.

The Transfer Services section is amended as follows:

The following transfer service is added:

Fixed Option Interest Sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your Fixed Account or Fixed LT Account to the Variable Investment Options. Here’s how the service works:

•	You can set up this service at any time while your Policy is In Force.

•	You enroll in the service by sending us a Written Request.

•	You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

•	If you cancel this service, you must wait 30 days to begin it again.

•	We do not charge for the Fixed Option interest sweep service, and we do not currently charge for transfers made under this service.

•	We can discontinue, suspend or change the service at any time.

•	Interest earnings transferred from the Fixed Options to the Variable Investment Options are excluded from the transfer limitations.

Form No. 15-31137-00